FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  June 30, 2003

Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):
	[  ]  is a restatement
	[  ]  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:		Steven Charles Capital, Ltd.
Address:	One First Federal Plaza, Suite 1500
		Rochester, NY  14614-1917

13F File Number:  028-06415

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Martha Jo Pulver
Title:	Vice President/Chief Compliance Officer
Phone:	585-325-1870

Signature, Place and Date of Signing:

Martha Jo Pulver
Rochester, New York
August 5, 2003

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  45

Form 13F Information Table Value Total:  $112,225

List of Other Included Managers:  NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101     1748    13556 SH       SOLE                    13556
AOL Time Warner, Inc.          COM              00184A105     5185   322265 SH       SOLE                   322265
Abbott Laboratories            COM              002824100     3288    75130 SH       SOLE                    75130
American Express Co.           COM              025816109     3129    74831 SH       SOLE                    74831
Amgen, Inc.                    COM              031162100     1396    21176 SH       SOLE                    21176
Applied Materials, Inc.        COM              038222105     2853   180100 SH       SOLE                   180100
Astoria Financial              COM              046265104     2103    75295 SH       SOLE                    75295
Automatic Data Processing, Inc COM              053015103     1975    58335 SH       SOLE                    58335
Berkshire Hathaway Cl. B       COM              084670207     4867     2003 SH       SOLE                     2003
Biovail Corp.                  COM              09067J109      269     5725 SH       SOLE                     5725
Bristol-Myers Squibb Co.       COM              110122108     3596   132468 SH       SOLE                   132468
Campbell Soup Co.              COM              134429109     2558   104423 SH       SOLE                   104423
Cisco Systems, Inc.            COM              17275R102     4309   256669 SH       SOLE                   256669
Coca-Cola Co.                  COM              191216100     6803   146590 SH       SOLE                   146590
Colgate-Palmolive Co.          COM              194162103      402     6945 SH       SOLE                     6945
Costco Cos.                    COM              22160K105     2732    74650 SH       SOLE                    74650
D.R. Horton                    COM              23331A109     1534    54603 SH       SOLE                    54603
Dell, Inc.                     COM              24702R101     3476   109182 SH       SOLE                   109182
EMC Corporation                COM              268648102     1470   140435 SH       SOLE                   140435
Gannett Co., Inc.              COM              364730101      858    11167 SH       SOLE                    11167
General Electric Co.           COM              369604103     3443   120057 SH       SOLE                   120057
Gillette Co.                   COM              375766102     4001   125572 SH       SOLE                   125572
Greenpoint Financial Corp.     COM              395384100      917    18000 SH       SOLE                    18000
Home Depot, Inc.               COM              437076102     5499   166044 SH       SOLE                   166044
Intel Corp.                    COM              458140100     2458   118116 SH       SOLE                   118116
Johnson & Johnson, Inc.        COM              478160104     4052    78382 SH       SOLE                    78382
McDonalds Corp.                COM              580135101     4433   200959 SH       SOLE                   200959
McGraw-Hill, Inc.              COM              580645109     1976    31872 SH       SOLE                    31872
Merck & Co., Inc.              COM              589331107     4091    67561 SH       SOLE                    67561
Microsoft Corp.                COM              594918104     2822   110043 SH       SOLE                   110043
Muniyield NY Insd. Fund, Inc.  COM              626301105      205    14694 SH       SOLE                    14694
Nokia Corp. ADS                COM              654902204      773    47041 SH       SOLE                    47041
Paychex, Inc.                  COM              704326107      689    23458 SH       SOLE                    23458
PepsiCo, Inc.                  COM              713448108     2464    55367 SH       SOLE                    55367
Pfizer, Inc.                   COM              717081103     1773    51931 SH       SOLE                    51931
Reader's Digest Assn., Inc.    COM              755267101     3260   241815 SH       SOLE                   241815
Sara Lee Corp.                 COM              803111103     2288   121643 SH       SOLE                   121643
Schering-Plough Corp.          COM              806605101     2678   143958 SH       SOLE                   143958
State Street Corp.             COM              857477103      717    18210 SH       SOLE                    18210
Sun Microsystems, Inc.         COM              866810104     1622   348850 SH       SOLE                   348850
Symbol Technologies, Inc.      COM              871508107     2193   168528 SH       SOLE                   168528
Sysco Corp.                    COM              871829107     3119   103835 SH       SOLE                   103835
U.S. Bancorp -New              COM              902973304     1764    72012 SH       SOLE                    72012
United Parcel Service Cl. B    COM              911312106      210     3290 SH       SOLE                     3290
Wyeth                          COM              983024100      222     4880 SH       SOLE                     4880